Capital Structure, Financial Risk and Related Items - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Fair value per warrant on grant date	kr 639.67	kr 924.10	kr 664.08
Share price	1,974.71	2,632.02	2,244.22
Exercise price	kr 1,974.71	kr 2,632.02	kr 2,244.22
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	32.30%	35.30%	33.50%
Risk-free interest rate	2.26%	2.48%	0.15%
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 237	kr 193	kr 172
Fair value of RSU granted (in dollars per share)	kr 1,977.87	kr 2,619.35	kr 2,250.18
Total tax for the period in the income statement	kr 1,320	kr 1,285	kr 1,493
Current tax benefit recorded directly in shareholders' equity	kr 49	kr 57	kr 22